STOCK OPTIONS AND WARRANTS (Details) - Schedule of Stock Options Roll Forward - USD ($)		3 Months Ended	12 Months Ended
		Mar. 31, 2020	Dec. 31, 2019	Dec. 30, 2019	Dec. 31, 2018
STOCK OPTIONS AND WARRANTS (Details) - Schedule of Stock Options Roll Forward [Line Items]
Balance, Options Outstanding, Number of Shares (in Shares)		416,030	0
Balance, Options Outstanding, Weighted Average Exercise Price		$ 5.00	$ 5.20	$ 5.20
Balance, Options Outstanding, Aggregate Intrinsic Value (in Dollars)			$ 0 [1]	$ 0		[1]
Balance, Options Exercisable, Aggregate Intrinsic Value (in Dollars)	[1]		$ 0		$ 0
Balance, Options Exercisable, Number of Shares (in Shares)		18,009	0
Balance, Options Exercisable, Weighted Average Exercise Price		$ 4.60	$ 5.20		$ 0
Granted, Options Outstanding (in Shares)		263,780	416,030
Granted, Options Outstanding		$ 4.40	$ 5.20
Balance, Options Outstanding, Number of Shares (in Shares)		679,810	416,030
Balance, Options Exercisable, Number of Shares (in Shares)		117,936	18,009
Minimum [Member]
STOCK OPTIONS AND WARRANTS (Details) - Schedule of Stock Options Roll Forward [Line Items]
Balance, Options Outstanding, Price per Share Range		$ 4.20	$ 5.20	$ 5.20
Granted, Options Outstanding		4.20	5.20
Maximum [Member]
STOCK OPTIONS AND WARRANTS (Details) - Schedule of Stock Options Roll Forward [Line Items]
Balance, Options Outstanding, Price per Share Range		5.80	5.80	$ 5.80
Granted, Options Outstanding		$ 5.20	$ 5.80

[1]	The intrinsic value of an option represents the amount by which the market value of the stock exceeds the exercise price of the option of in-the-money options only.